Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Consolidated statements of financial position
Exploration and evaluation assets	$ 103,829	$ 97,326
Property, plant and equipment	204,538	189,456
Right of use assets	1,089
Derivative financial assets	7,273
Deferred tax asset	230	264
Total non-current assets	316,959	287,046
Income tax receivable	8	355
Inventories	26,828	23,768
Derivative financial assets	954
Trade and other receivables	11,871	12,675
Prepayments	14,537	6,748
Fixed term deposit	5,000
Cash and cash equivalents	35,738	4,260
Assets held for sale		13,512
Total current assets	94,936	61,318
Total assets	411,895	348,364
Equity and liabilities
Share capital	166,329	165,408
Reserves	138,254	138,465
Retained loss	(45,586)	(89,996)
Equity attributable to shareholders of the parent	258,997	213,877
Non-controlling interests	24,549	20,587
Total equity	283,546	234,464
Liabilities
Deferred tax liabilities	51,015	48,418
Provisions	9,722	9,664
Loans and borrowings	1,074	1,500
Loan note instruments	3,981	8,313
Cash-settled share-based payment	1,294	411
Lease liabilities	911	199
Total non-current liabilities	67,997	68,505
Cash-settled share-based payment	1,116	634
Income tax payable	351	2,958
Lease liabilities	268	95
Loans and borrowings	6,706	1,174
Loan note instruments	7,760	855
Trade and other payables	32,253	26,647
Overdrafts	11,898	12,928
Liabilities associated with assets held for sale		104
Total current liabilities	60,352	45,395
Total liabilities	128,349	113,900
Total equity and liabilities	$ 411,895	$ 348,364